BUSINESS COMBINATIONS - General (Details) $ in Thousands	1 Months Ended
	Aug. 31, 2024 USD ($) shares	Dec. 31, 2024 Options	Dec. 31, 2023 Options	Jan. 25, 2023 shares	Dec. 31, 2022 Options
BUSINESS COMBINATIONS
Number of shares issued for acquisition		0	633,681	12,250,000	1,228,410
Shipsta
BUSINESS COMBINATIONS
Customary net working capital adjustments	$ 3,982
Ordinary shares of the Company | shares	617,671
Valued at the acquisition closing date	$ 1,013
Total cash consideration	$ 3,481
Number of shares issued for acquisition | shares	539,966
Shares issued	$ 885
Additional amount due	$ 501
Ordinary shares of the Company | shares	77,705
Customary holdbacks	$ 128